SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

December 4, 2020

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”), Post-
Effective Amendment No. 70 to the Registration Statement on Form N-1A
(File Nos. 002-60836 and 811-2809)

Ladies and Gentlemen:

On behalf of BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 70 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to reflect (i) the change in the Fund’s name from BlackRock Advantage U.S. Total Market Fund, Inc. to BlackRock Advantage SMID Cap Fund, Inc. and (ii) certain changes to the Fund’s investment strategies.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the Fund which was filed on December 11, 2017 (the “Prior Filing”). The disclosure transmitted herewith is substantively similar to the Prior Filing with respect to the following matters:

Statement of Additional Information:

•	Investment Restrictions

•	Pricing of Shares

•	Appendix A – Description of Bond Ratings

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	John A. MacKinnon
Janey Ahn

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